INCOME TAX (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Tax losses	$ 1,908	$ 2,262
Net deferred income tax assets	1,908	2,262
Resource property/investment in Pebble Partnership	(1,908)	(2,262)
Net deferred income tax liability	$ 0	$ 0